INVESTMENT SECURITIES - Equity instruments through OCI - Dividend income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investment securities [abstract]
Dividend income	$ 126,274	$ 119,888	$ 153,969